Stock Awards (Detail) - Stock option and restricted stock transactions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Number of Options Outstanding		11,424,498
Stock Options Weighted Average Exercise Price (in Dollars per share)		$ 0.4193
Shares Available For Grant [Member]
Shares Available For Grant	3,462,986	2,927,986
Forfeited	457,917
Canceled	77,083
Stock Options [Member]
Shares Available For Grant		2,927,986	10,305,071	2,191,821
Stock Options Number of Options Outstanding	10,857,104	11,424,498	4,306,900	5,543,893
Stock Options Weighted Average Exercise Price (in Dollars per share)	$ 0.4357	$ 0.4193	$ 1.5218
Restricted Stock Weighted Average Grant-Date Fair Value (in Dollars per share)		$ 0.4193	$ 1.3978
Forfeited		1,471,073	1,247,521
Forfeited	(457,917)
Forfeited (in Dollars per share)	$ 0.0979	$ 0.5925	$ 1.2928
Canceled		937,342	370,364
Canceled	(109,477)	(1,135,329)	(925,782)
Canceled (in Dollars per share)	$ 0.1405	$ 1.3123	$ 1.7061
Restricted Stock [Member]
Restricted Stock Number of Options Outstanding		7,500	5,000	127,500
Restricted Stock Weighted Average Grant-Date Fair Value (in Dollars per share)		$ 0.1400	$ 1.2500	1.6422
Vested	(7,500)	(59,000)	(362,944)
Vested (in Dollars per share)	$ 0.1400	$ 0.2325	$ 0.8909